UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tennenbaum Capital Partners, LLC
Address:   2951 28th Street, Suite 1000
           Santa Monica, California 90405

Form 13F File Number: 28-11240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Hugh Steven Wilson
Title:  Managing Partner
Phone:  (310) 566-1000

Signature, Place, and Date of Signing:

    /s/ Hugh Steven Wilson      Santa Monica, California    May 12, 2006
    ----------------------      ------------------------    ------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   39
Form 13F Information Table Value Total:   $816,139
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (x$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
       --------------          --------------      -----    --------    -------  --- ---- ---------- --------   ----    ------  ----
AMAZON COM INC                NOTE 4.750% 2/0   023135 AF 3     6283      6565000 PR       SOLE                 6565000
AMGEN INC                     NOTE 3/0          031162 AL 4    24044     32000000 PR       SOLE                32000000
ANDRX CORP DEL                ANDRX GROUP       034553 10 7     7716       325000 SH       SOLE                  325000
BALLY TOTAL FITNESS HLDG COR  COM               05873K 10 8     8346 (1)  1187635 SH       SOLE                 1187635
BALLY TOTAL FITNESS HLDG COR  COM               05873K 10 8       50         5308 SH       SOLE                    5308
CENTERPOINT ENERGY INC        NOTE 2.875% 1/1   15189TAL1      26649     26030000 PR       SOLE                26030000
CHARMING SHOPPES INC          NOTE 4.750% 6/0   161133 AC 7    18744     12000000 PR       SOLE                12000000
CHESAPEAKE ENERGY CORP        PFD CONV 5%       165167 80 0    11552     59550000 SH       SOLE                59550000
CIENA CORP                    NOTE 3.750% 2/0   171779AA9      20645     21665000 PR       SOLE                21665000
CONEXANT SYSTEMS INC          NOTE 4.250% 5/0   207142 AB 6     3490      3500000 PR       SOLE                 3500000
CREDENCE SYS CORP             NOTE 1.500% 5/1   225302 AF 5    18254     19500000 PR       SOLE                19500000
ENZON PHARMACEUTICALS INC     NOTE 4.500% 7/0   293904 AB 4     9789     10535000 PR       SOLE                10535000
FINISAR                       NOTE 2.500%10/1   31787A AF 8     2890      2000000 PR       SOLE                 2000000
GENERAL MTRS CORP             DEB SR CONV A     370442 74 1   154748      6667300 PR       SOLE                 6667300
GLOBESPAN INC                 NOTE 5.250% 5/1   379571 AB 8    38021     38100000 PR       SOLE                38100000
I2 TECHNOLOGIES INC           COM NEW           465754 20 8     1376        80000 SH       SOLE                   80000
I2 TECHNOLOGIES INC           NOTE 5.250%12/1   465754 AF 6     8665      8719000 PR       SOLE                 8719000
ISOLAGEN INC                  NOTE 3.500%11/0   46488NAB9       3384      6000000 PR       SOLE                 6000000
JDS UNIPHASE CORP             NOTE 11/1         46612J AB 7    17765     17000000 PR       SOLE                17000000
JO-ANN STORES INC             COM               47758P 30 7     6967       517600 SH       SOLE                  517600
JUNIPER NETWORKS INC          NOTE 6/1          48203R AC 8    14481     13410000 PR       SOLE                13410000
MANUGISTICS GROUP INC         NOTE 5.000%11/0   565011 AB 9     6470      6900000 PR       SOLE                 6900000
MEDTRONIC INC                 DBCV 1.250% 9/1   585055 AD 8    55015     55500000 PR       SOLE                55500000
PEGASUS SOLUTIONS INC         NOTE 3.875% 7/1   705906AB1       7902      8043000 PR       SOLE                 8043000
PEGASUS SOLUTIONS INC         COM               705906 10 5     6964       740100 SH       SOLE                  740100
PEMCO AVIATION INC            COM               706444 10 6    11711       675750 SH       SOLE                  675750
REALNETWORKS INC              NOTE 7/0          75605L AB 0     4666      4500000 PR       SOLE                 4500000
RELIANT ENERGY INC            NOTE 5.000% 8/1   75952B AD 7    18439     14500000 PR       SOLE                14500000
RITE AID CORP                 NOTE 4.750%12/0   767754 BA 1    33672     34066000 PR       SOLE                34066000
RURAL / METRO CORP            COM               781748 10 8     5017       636613 SH       SOLE                  636613
S1 CORPORATION                COM               78463B 10 1    12852      2550000 SH       OTHER                           2550000
ST JUDE MED INC               DBCV 2.800%12/1   790849 AB 9    42464     43000000 PR       SOLE                43000000
TEVA PHARMACEUTICAL FIN II L  DBCV 0.500% 2/0   88164R AA 5    14376     12500000 PR       SOLE                12500000
TEVA PHARMACEUTICAL FIN LLC   DBCV 0.250% 2/0   88163V AE 9     6312      6250000 PR       SOLE                 6250000
TNS INC                       COM               872960 10 9     8749       413100 SH       SOLE                  413100
UNITED STATES STL CORP        NEW PFD CV B 7%   912909 20 7    19396    100000000 PR       SOLE               100000000
UTSTARCOM INC                 NOTE 0.875% 3/0   918076 AB 6    39988     46219000 PR       SOLE                46219000
WATER PIK TECHNOLOGIES INC    COM               94113U 10 0    65409      2360485 SH       SOLE                 2360485
YAHOO INC                     FRNT 4/0          984332 AB 2    52878     33000000 PR       SOLE                33000000

Note to Form 13F Information Table

(1) Position is restricted and the market value is reduced by a haircut.